Consolidated Statements of Cash Flows - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
OPERATING ACTIVITIES
Net (loss)	$ 4,258,273	$ 3,993,629
Adjustment for:
Income tax recovery	(5,027)	(18,329)
Share-based compensation (Note 13)	565,380	500,143
Interest expense (Notes 9 and 10)	77,635	90,080
Amortization (Notes 5, 6 and 10)	591,360	682,558
Bad debt	8,680	0
Total Adjustment	(3,020,245)	(2,739,177)
Net change in non?cash working capital	2,496,364	(1,297,593)
Net cash flow used in operating activities	(523,881)	(4,036,770)
FINANCING ACTIVITIES
Repayment of loans (Note 9(a))	0	(149,442)
Principal reduction in lease liability (Note 10)	(134,319)	(132,188)
Net cash flow from financing activities	(134,319)	(281,630)
INVESTING ACTIVITIES
Payment of contingent consideration on acquisition of Cut+Sew	(120,000)	0
Equipment purchase (Note 5)	0	(42,018)
Net cash flow from investing activities	(120,000)	(42,018)
Effect of exchange rate changes on cash	(10,582)	9,885
CHANGE IN CASH	(788,782)	(4,350,533)
CASH, beginning of the period	977,413	6,028,232
CASH, end of the period	188,631	1,677,699
SUPPLEMENTAL INFORMATION:
Value of shares issued for contingent consideration on Cut+Sew	131,184	0
Value of shares issued for debt	66,154	0
Interest paid	$ 4,967	$ 25